Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Boca International Limited
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 31, 2016.

Net liabilities acquired (including cash of $1 and other loan of $332)	$(337)
Amortizable intangible assets (i)
Backlog contract (Note 10)	372
Proprietary technology (Note 10)	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

(i)	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.

Century Skyway Limited
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, May 10, 2017.

Net liabilities acquired (including cash of $1 and accrued liabilities of $68)	$(67)
Amortizable intangible assets
Technologies	19,682
Goodwill	20,230
Deferred tax liabilities	(4,920)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925

Giant Credit Limited
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, December 22, 2017.

Net assets acquired (including cash of $943, loans receivable of $670, interest receivables of $6, property, plant and equipment of $508 and income tax payable of $14)	$2,113
Goodwill	248
Deferred tax liabilities	(7)
Total	$2,354

Total purchase price comprised of:
— share-based consideration	$2,354
Total	$2,354

Paris Sky Limited
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

Net assets acquired
Property, plant and equipment*	$52,994
Allowance on guarantee	(817)
Other assets acquired (including cash of $1,957, other assets of $50, other payables of $170 and income tax payable of $4)	1,833
Deferred tax assets	116
Deferred tax liabilities	(5,998)
Total	$48,128

Total purchase price comprised of:
— share-based consideration	$4,784
— 48.9% interest in Boca	23,699
— 49% interest in CSL	16,170
— promissory note	3,475
Total	$48,128

*Property, plant and equipment acquired included leasehold land and buildings with a value of $53.0 million at the date of acquisition which are pledged against the banking facilities of HK$215.32 million  ($27.61 million) of a company beneficially owned by Kimmy Lai Ching Luk (see (c) above). The property pledge (allowance on guarantee) was valued on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate).

Vision Lane Limited
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 12, 2019.

Net assets acquired (including cash of $1,122, loan receivables of $7,495, interest receivables of $151, property, plant and equipment of $1,095, other receivables of $20, accounts payable of $30, other payables of $607 and income tax payable of $81)	$9,165
Goodwill	3,658
Deferred tax liabilities	(124)
Total	$12,699

Total purchase price comprised of:
– cash consideration ($6,410 paid in fiscal 2018 in the form of refundable deposit)	$7,457
– share-based consideration	5,242
Total	$12,699

Giant Financial Services Limited
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table sets forth the Company’s best estimate of fair value of the assets acquired and the liabilities assumed. The Company is in the process of obtaining a third-party valuation for the assets acquired and liabilities assumed, and will refine fair value estimates when the valuation is completed using the balances as of the closing date, January 31, 2020.

Net assets acquired (including cash of $981, other receivables and prepayments of $707, property, plant and equipment of $7, accrued liabilities of $ 29, other payables-related party of $662 and income tax payable of $292)	$712

Intangible assets (including software of $120, trademarks of $5,937 and backlog contracts of $4,701)	10,758
Goodwill	48,513
Deferred tax liabilities	(1,755)
Total	$58,228

Total purchase price comprised of:
– cash consideration (paid in fiscal 2019 in the form of deposit)	$21,795
– consideration in the form of a promissory note (note)	22,361
– share-based consideration	14,072
Total	$58,228

Note:The promissory note was issued to Victor Or on January 31, 2020. The face value (principal) amount of $28.47 million is repayable by January 31, 2025, and bearing fixed interest at a rate of eight percent (8%) per annum. The promissory note is priced at $22,361 considering the current market interest rate. In March 2020, the Company repaid a total of $7.32 million to Victor Or, and $21.15 million remained outstanding after this partial settlement.